Inventories (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Inventories
Finished products	$ 2,680		$ 2,680		$ 2,604
Work in progress	636		636		767
Consumable inventory	742		742		903
Total	4,058		4,058		$ 4,274
Reversal (provision) for net realizable value	$ 23	$ (36)	$ (39)	$ (54)